SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Feb. 29, 2024	May 31, 2023	May 31, 2022
Payables and Accruals [Abstract]
Outside services and other	$ 156,835	$ 24,904	$ 72,557
Employee compensation	17,463	14,747	17,111
Total	$ 174,298	$ 39,651	$ 89,668